UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/07

Check here if Amendment [ ]; Amendment     Number: ___
This Amendment (Check only one.):          [ ]is a restatement.
                                           [ ]adds new holdings
                                           entries.
Institutional Investment Manager Filing    this Report:

Name:        Robshaw & Julian Associates, Inc.

Address:     6255 Sheridan Drive, Suite 400,
             Williamsville, New York  14221


Form 13F File Number: 28- 7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James P. Julian
Title:    Vice President
Phone:    716-633-6555

Signature, Place, and Date of Signing:

James P. Julian          Williamsville, New York               11/7/07

 [Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


Form 13F File Number     Name

28-_7320                 Robshaw & Julian Associates, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   45

Form 13F Information Table Value Total:  $149,711,470


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE  PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
GENERAL ELECTRIC CO.           COMMON           369604103  8676239  209571          x       none        x      0    0
PEPSICO INC                    COMMON           713448108  6335525   86480          x       none        x      0    0
WYETH                          COMMON           983024100  6053320  135877          x       none        x      0    0
SYSCO CORP                     COMMON           871829107  5858683  164616          x       none        x      0    0
BP                             COMMON           556221074  5820199   83925          x       none        x      0    0
AFLAC INC                      COMMON           1055102    5781004  101350          x       none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  5736775   71282          x       none        x      0    0
PROCTOR & GAMBLE               COMMON           742718109  5447622   77447          x       none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   5439398   80405          x       none        x      0    0
MEDTRONIC                      COMMON           585055106  5185489   91925          x       none        x      0    0
INTEL CORP                     COMMON           458140100  5023383  194253          x       none        x      0    0
GOLDMAN SACHS                  COMMON           38141G104  4877734   22505          x       none        x      0    0
TEVA                           COMMON           881624209  4581522  103025          x       none        x      0    0
ILLINOIS TOOL WORKS            COMMON           452308109  4549339   76280          x       none        x      0    0
ECANA                          COMMON           292505104  4494949   72675          x       none        x      0    0
SOVRAN SELF STORAGE            COMMON           78462F103  4185880   91315          x       none        x      0    0
EXXON CORP                     COMMON           302290101  4029322   43532          x       none        x      0    0
VANGUARD EMERGING MARKETS      COMMON           922042858  3896939   37550          x       none        x      0    0
VIPERS
CISCO                          COMMON           17275R102  3784109  114220          x       none        x      0    0
PFIZER                         COMMON           717081103  3739573  153073          x       none        x      0    0
AT&T                           COMMON           00206R102  3647630   86212          x       none        x      0    0
STRYKER                        COMMON           863667101  3613338   52550          x       none        x      0    0
WAL MART STORES INC            COMMON           931142103  3503436   80262          x       none        x      0    0
UNITED PARCEL                  COMMON           911312106  3482763   46375          x       none        x      0    0
BARCLAYS                       COMMON           06738E204  3122620   64225          x       none        x      0    0
MICROSOFT                      COMMON           594918104  3012049  102242          x       none        x      0    0
DONALDSON                      COMMON           257651109  2934768   70277          x       none        x      0    0
PAYCHEX                        COMMON           704326107  2831050   69050          x       none        x      0    0
HOME DEPOT                     COMMON           437076102  2678733   82575          x       none        x      0    0
MC CORMICK                     COMMON           579780206  2542180   70675          x       none        x      0    0
ALTRIA                         COMMON           02209s103  2103283   30250          x       none        x      0    0
POWERSHARES DYNAMIC BIOTECH &  COMMON           73935X856  1968330  103000          x       none        x      0    0
GENOME
FIFTH THIRD BANCORP            COMMON           316773100  1602524   47300          x       none        x      0    0
DENTSPLY                       COMMON           249030107  1496958   35950          x       none        x      0    0
3M                             COMMON           88579Y101  1328836   14200          x       none        x      0    0
J P MORGAN CHASE               COMMON           46625H100  1309765   28585          x       none        x      0    0
COCA COLA CO.                  COMMON           191216100  1206870   21000          x       none        x      0    0
KIMBERLY CLARK                 COMMON           494368103  1131186   16100          x       none        x      0    0
JCPenny                        COMMON           708160106   633700   10000          x       none        x      0    0
DU PONT E I DE NEMOURS         COMMON           263534109   574797   11598          x       none        x      0    0
CITIGROUP                      COMMON           17275R102   433378    9286          x       none        x      0    0
BRISTOL MYERS                  COMMON           110122108   312985   10860          x       none        x      0    0
WELLS FARGO                    COMMON           949746101   309894    8700          x       none        x      0    0
WASTE MANAGEMENT               COMMON           129915104   226440    6000          x       none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   206955    3150          x       none        x      0    0